CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended	7 Months Ended	10 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Revenues
Tenant rentals	$ 28,765	$ 0	$ 28,765
Consulting fees	20,000	0	20,000
Total revenues	48,765	0	48,765
Operating expenses:
General and administrative	54,476	53,265	107,741
Payroll and related	105,135	108,588	213,723
Professional fees	82,516	391,132	473,648
Office expense	7,689	8,269	15,958
Loss on expired option to acquire real estate	0	150,000	150,000
Depreciation	3,116	0	3,116
Total operating expenses	252,932	711,254	964,186
Operating income (loss) from continuing operations	(204,167)	(711,254)	(915,421)
Discontinued operations
Income from discontinued operations (including $0 gain on disposal)	0	1,957	0
Other income (expense):
Amortization of debt discount	(320,422)	(794)	(321,216)
Interest expense	(49,274)	(871)	(50,145)
Total other income (expense)	(369,696)	(1,665)	(371,361)
Income (loss) from continuing operations	(573,863)	(710,962)	(1,286,782)
Net income (loss)	$ (573,863)	$ (710,962)	$ (1,284,825)
Net loss per share - basic and diluted from continuing operations		$ (0.05)
Net loss per share - basic and diluted from discontinued operations		$ 0.00
Net loss per share - basic and diluted	$ (0.04)	$ (0.05)
Weighted average number of common shares Outstanding - basic and fully diluted	13,484,422	14,026,127